Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary compensation table total for PEO-Eckel ($)(1)	Summary compensation table total for PEO-Lipson ($)(1)	Compensation actually paid to PEO - Eckel ($)(1, 2, 3)	Compensation actually paid to PEO - Lipson ($)(1, 2, 3)	Average summary compensation table total for non- PEO NEOs ($)(1)	Average compensation actually paid to non-PEO NEOs ($)(1, 2, 3)	Value of initial fixed $100 investment based on(4):
Year							Total shareholder return	Peer group total shareholder return	Net Income (thousand $)	Adjusted Earnings per share ($)(5)
2025	—	9,566,821	—	12,625,035	2,791,664	3,323,804	63.31	42.39	188,236	2.70
2024	—	8,399,696	—	8,370,640	2,826,125	2,525,973	105.61	81.19	203,628	2.45
2023	6,128,712	8,249,497	5,078,289	7,396,209	2,806,776	2,518,529	102.54	110.77	150,757	2.23
2022	8,013,744	—	(977,130)	—	2,705,951	713,079	100.75	100.69	41,911	2.08
2021	9,241,605	—	4,411,821	—	2,953,807	2,040,073	176.97	134.1	127,346	1.88

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Mr. Eckel was our PEO for 2022 and 2021. Mr. Eckel and Mr. Lipson each served as our CEO for part of 2023. Mr. Lipson was our PEO for 2024 and 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Jeffrey A. Lipson	Jeffrey A. Lipson	Marc T. Pangburn	Marc T. Pangburn	Charles W. Melko
J. Brendan Herron	Susan D. Nickey	Susan D. Nickey	Jeffrey W. Eckel	Marc T. Pangburn
Steven L. Chuslo	Marc T. Pangburn	Nathaniel J. Rose	Susan D. Nickey	Steven L. Chuslo
Daniel K. McMahon	Nathaniel J. Rose	Richard R. Santoroski	Nathaniel J. Rose	Nitya Gopalakrishnan
Susan D. Nickey				Susan D. Nickey
Marc T. Pangburn
Nathaniel J. Rose

Peer Group Issuers, Footnote	For 2023, 2024 and 2025, the Peer Group TSR set forth in this table uses the ALPS Clean Energy ETF, which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through December 31, 2025 in the Company and in the ALPS Clean Energy ETF, respectively. For 2021 and 2022, the Peer Group TSR uses the FTSE NAREIT All Equity REIT Index. ALPS Clean Energy ETF is a growing, US-based, well-diversified, mid-cap investor in climate-positive real assets that we believe is well positioned to serve as a peer group index. ALPS Clean Energy ETF is comprised of companies who generally own or operate assets similar to our investments in renewable energy projects as well other companies positively exposed to the energy transition. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO Lipson ($)	Exclusion of Change in Pension Value for PEO Lipson ($)	Exclusion of Stock Awards for PEO Lipson ($)	Inclusion of Pension Service Cost for PEO Lipson ($)	Inclusion of Equity Values for PEO Lipson ($)	Compensation Actually Paid to PEO Lipson ($)
2025	9,566,821	—	(6,032,138)	—	9,090,352	12,625,035
2024	8,399,696	—	(5,030,570)	—	5,001,514	8,370,640
2023	8,249,497	—	(5,394,398)	—	4,541,111	7,396,209
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Year	Summary Compensation Table Total for PEO Eckel	Exclusion of Change in Pension Value for PEO Eckel ($)	Exclusion of Stock Awards for PEO Eckel ($)	Inclusion of Pension Service Cost for PEO Eckel ($)	Inclusion of Equity Values for PEO Eckel ($)	Compensation Actually Paid to PEO Eckel ($)
2023	6,128,712	—	(4,073,401)	—	3,022,979	5,078,289
2022	8,013,744	—	(4,430,369)	—	(4,560,505)	(977,130)
2021	9,241,605	—	(5,857,833)	—	1,028,050	4,411,821
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Lipson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Lipson ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO Lipson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Lipson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Lipson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO Lipson ($)	Total - Inclusion of Equity Values for PEO Lipson ($)
2025	6,536,760	2,169,036	—	94,219	—	290,337	9,090,352
2024	5,434,340	(757,164)	—	102,922	—	221,416	5,001,514
2023	4,605,683	(258,364)	—	34,073	—	159,719	4,541,111
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO Eckel ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO Eckel ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO Eckel ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO Eckel ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO Eckel ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO Eckel ($)	Total - Inclusion of Equity Values for PEO Eckel ($)
2023	3,477,830	(895,814)	—	110,167	—	330,796	3,022,979
2022	2,262,307	(6,165,136)	—	(1,433,346)	—	775,670	(4,560,505)
2021	5,701,032	(2,907,648)	—	(2,460,600)	—	695,265	1,028,050

Non-PEO NEO Average Total Compensation Amount	$ 2,791,664	$ 2,826,125	$ 2,806,776	$ 2,705,951	$ 2,953,807
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,323,804	2,525,973	2,518,529	713,079	2,040,073
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,791,664	—	(1,279,393)	—	1,811,533	3,323,804
2024	2,826,125	—	(1,396,568)	—	1,096,416	2,525,973
2023	2,806,776	—	(1,427,224)	—	1,138,977	2,518,529
2022	2,705,951	—	(1,112,201)	—	(880,671)	713,079
2021	2,953,807	—	(1,586,951)	—	673,217	2,040,073

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,390,208	349,740	—	18,015	—	53,570	1,811,533
2024	1,508,661	(520,540)	—	23,020	—	85,275	1,096,416
2023	1,218,549	(166,353)	—	22,989	—	63,792	1,138,977
2022	567,921	(1,341,806)	—	(235,527)	—	128,741	(880,671)
2021	1,543,385	(513,005)	—	(548,620)	—	191,457	673,217

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Company TSR

Fiscal Year

PEO Compensation Actually Paid - Eckel
PEO Compensation Actually Paid - Lipson
Average Non-PEO NEO Compensation Actually Paid
HA Sustainable Infrastructure Capital, Inc. TSR

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Fiscal Year

PEO Compensation Actually Paid - Eckel
PEO Compensation Actually Paid - Lipson
Average Non-PEO NEO Compensation Actually Paid
HA Sustainable Infrastructure Capital, Inc. Net Income

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EPS
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EPS during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Adjusted EPS

Fiscal Year

PEO Compensation Actually Paid - Eckel	PEO Compensation Actually Paid - Lipson
Average Non-PEO NEO Compensation Actually Paid	Adjusted EPS

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the ALPS Clean Energy ETF over the same period.
Comparison of Cumulative TSR of HA Sustainable
Infrastructure Capital, Inc. and ALPS Clean Energy ETF

HA Sustainable Infrastructure Capital, Inc. TSR	ALPS Clean Energy ETF

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted EPS TSR Adjusted ROE

Total Shareholder Return Amount	$ 63.31	105.61	102.54	100.75	176.97
Peer Group Total Shareholder Return Amount	42.39	81.19	110.77	100.69	134.1
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 188,236,000	$ 203,628,000	$ 150,757,000	$ 41,911,000	$ 127,346,000
Company Selected Measure Amount | $ / shares	2.70	2.45	2.23	2.08	1.88
PEO Name	Mr. Lipson	Mr. Lipson		Mr. Eckel	Mr. Eckel
Additional 402(v) Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”)
and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. See Item 7 to our Annual Report on Form 10-K, filed on February 13, 2026, for an explanation of Adjusted Earnings, including a reconciliation to the relevant GAAP measure. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROE
Jeffrey A. Lipson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,566,821	$ 8,399,696	$ 8,249,497
PEO Actually Paid Compensation Amount	12,625,035	8,370,640	$ 7,396,209
PEO Name			Mr. Lipson
Jeffrey W. Eckel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,128,712	$ 8,013,744	$ 9,241,605
PEO Actually Paid Compensation Amount			$ 5,078,289	(977,130)	4,411,821
PEO Name			Mr. Eckel
PEO | Jeffrey A. Lipson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	$ 0
PEO | Jeffrey A. Lipson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Jeffrey A. Lipson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,032,138)	(5,030,570)	(5,394,398)
PEO | Jeffrey A. Lipson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,090,352	5,001,514	4,541,111
PEO | Jeffrey A. Lipson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,536,760	5,434,340	4,605,683
PEO | Jeffrey A. Lipson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,169,036	(757,164)	(258,364)
PEO | Jeffrey A. Lipson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Jeffrey A. Lipson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,219	102,922	34,073
PEO | Jeffrey A. Lipson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Jeffrey A. Lipson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,337	221,416	159,719
PEO | Jeffrey W. Eckel [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jeffrey W. Eckel [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jeffrey W. Eckel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,073,401)	(4,430,369)	(5,857,833)
PEO | Jeffrey W. Eckel [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,022,979	(4,560,505)	1,028,050
PEO | Jeffrey W. Eckel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,477,830	2,262,307	5,701,032
PEO | Jeffrey W. Eckel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(895,814)	(6,165,136)	(2,907,648)
PEO | Jeffrey W. Eckel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jeffrey W. Eckel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			110,167	(1,433,346)	(2,460,600)
PEO | Jeffrey W. Eckel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jeffrey W. Eckel [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			330,796	775,670	695,265
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,279,393)	(1,396,568)	(1,427,224)	(1,112,201)	(1,586,951)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,811,533	1,096,416	1,138,977	(880,671)	673,217
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,390,208	1,508,661	1,218,549	567,921	1,543,385
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,740	(520,540)	(166,353)	(1,341,806)	(513,005)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,015	23,020	22,989	(235,527)	(548,620)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 53,570	$ 85,275	$ 63,792	$ 128,741	$ 191,457